Composition of Certain Financial Statement Captions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net
Accounts receivable	$ 166,962	$ 221,955
Less: allowance for doubtful accounts	(1,446)	(1,671)
Accounts receivable, net	165,516	220,284
Inventories, net
Consumable supplies	21,546	23,448
Finished products	21,012	16,143
Work in-process	5,873	3,896
Raw materials	7,467	4,686
Less: inventory reserve	(6,565)	(945)
Inventory, net	49,333	47,228
Other current assets and prepaid expenses
Other receivables	3,398	13,021
Taxes recoverable	18,138	16,187
Prepaid supplies	8,207	6,952
Prepaid insurance	3,532	3,688
Other	9,238	7,508
Prepaid expenses and other current assets	42,513	47,356
Property, plant and equipment, net:
Machinery, medical and other equipment	112,961	100,100
Leasehold improvements	34,121	30,122
Furniture and fixtures	11,540	11,247
Automobiles and aircraft	11,137	13,342
Software	12,469	10,990
Building	8,227	5,696
Land	2,552	2,264
Construction in process	39,397	5,848
Less: accumulated depreciation	(85,847)	(56,778)
Property, plant and equipment, net	146,557	122,831
Intangible assets, net:
Less: accumulated amortization	(198,935)	(123,207)
Intangible assets, net	683,835	763,976
Accrued expenses:
Contract liabilities	56,883	50,158
Employee benefits	50,377	43,792
Taxes payable	4,609	4,430
Contingent consideration	11,750	259
Clinical trials	12,191	5,935
Capital leases short-term	3,399	3,025
Milestone payment	4,868	4,865
Professional fees	2,355	4,035
Other	79,364	58,180
Accrued expenses	225,796	174,679
Other long-term liabilities:
Contract liabilities	95,450	157,667
Line of credit	104,152	38,809
Contingent consideration	29,603	44,817
Capital leases long-term	7,786	7,216
Mortgages and other debts payable	1,567	717
Other	17,857	21,908
Other long-term liabilities	256,415	271,134
Customer relationships
Intangible assets, net:
Intangible assets	448,345	443,560
Technologies
Intangible assets, net:
Intangible assets	340,921	340,397
Trade names
Intangible assets, net:
Intangible assets	50,553	50,442
Covenants not to compete
Intangible assets, net:
Intangible assets	16,372	16,348
Licenses
Intangible assets, net:
Intangible assets	10,305	23,506
Product registrations
Intangible assets, net:
Intangible assets	10,475	7,641
Other
Intangible assets, net:
Intangible assets	$ 5,799	$ 5,289